Capital transactions (Details Textuals 2) (Stock Options, USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options exercisable (in shares)	10,851	10,851	10,851
Options exercisable (in shares)	10,851
Stock option exercise price (in dollars per share)	$ 86.79
1999 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock (in shares)	45,417
Percentage of minimum limit of registrant's common stock	10.00%
Percentage of fair market value maximum limit of exercise price of an incentive stock option	110.00%
Outstanding options exercisable (in shares)	6,332
Options exercisable (in shares)	6,059
1999 Stock Option Plan | November 16, 2004
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable (in shares)	3,126
Stock option exercise price (in dollars per share)	$ 96.00
Directors Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock (in shares)	11,057
Outstanding options exercisable (in shares)	4,792
Options exercisable (in shares)	1,666
Stock option exercise price (in dollars per share)	$ 36.00